Income Taxes (Details) - Schedule of Net Operating Tax Loss Carry Forwards - Dec. 31, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Net Operating Tax Loss Carry Forward:
Net operating tax loss carry forwards	¥ 105,070	$ 15,234
Tax Year 2023 [Member]
Net Operating Tax Loss Carry Forward:
Net operating tax loss carry forwards	716	104
Tax Year 2024 [Member]
Net Operating Tax Loss Carry Forward:
Net operating tax loss carry forwards	21,197	3,073
Tax Year 2025 [Member]
Net Operating Tax Loss Carry Forward:
Net operating tax loss carry forwards	12,820	1,859
Tax Year 2026 [Member]
Net Operating Tax Loss Carry Forward:
Net operating tax loss carry forwards	15,466	2,242
Tax Year 2027 [Member]
Net Operating Tax Loss Carry Forward:
Net operating tax loss carry forwards	¥ 54,871	$ 7,956